Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 127,602	¥ 903,519	¥ 888,484
Less: Accumulated depreciation	(53,785)	(380,840)	(343,144)
Total property, plant and equipment, net	73,817	522,679	545,340
Buildings
Property, plant and equipment, net
Property, plant and equipment	85,318	604,112	600,733
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,099	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	29,429	208,377	196,123
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,695	19,088	19,246
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	7,869	55,722	53,631
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 192	¥ 1,356	¥ 3,887